DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16   DERIVATIVE FINANCIAL INSTRMENTS

As of December 31, 2019 and 2020, the Company had outstanding interest rate swap contracts with notional amounts of US$118,500 and nil, respectively.

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2019:

	Consolidated balance
	sheets location	As of December 31, 2019

Interest rate swap contracts (not designated as hedging instruments)	Accrued expenses and other payables	351
Interest rate swap contracts (not designated as hedging instruments)	Other long-term liabilities	10,408

The following table reflects the location in the consolidated statements of operations and the amount of realized and unrealized gains/(losses) recognized for the derivative contracts not designated as hedging instruments for the years ended December 31, 2018, 2019 and 2020:

	Consolidated
	statements of	Years ended December 31,
	operations location	2018	2019	2020

Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(75)	(1,652)	(19,814)
Interest rate swap contracts (not designated as hedging instruments) — unrealized (loss) gain	Interest expenses	156	(10,606)	10,039

		81	(12,258)	(9,775)